Derivative instruments - Cash Flow Hedges Schedule Footnote (Details) - Cash Flow Hedging - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments, Gain (Loss) [Line Items]
(Loss) Gain Recognized in Accumulated OCI on Derivative	$ (10,775)	$ 6,939	$ 57,845
Cross-currency interest rate swap
Derivative Instruments, Gain (Loss) [Line Items]
(Loss) Gain Recognized in Accumulated OCI on Derivative	(8,727)	8,564	37,376
Cross-currency interest rate swap | Foreign currency exchange results
Derivative Instruments, Gain (Loss) [Line Items]
(Loss) Gain Recognized in Accumulated OCI on Derivative	(9,995)	12,392	40,353
Cross-currency interest rate swap | Gain from derivative instruments
Derivative Instruments, Gain (Loss) [Line Items]
(Loss) Gain Recognized in Accumulated OCI on Derivative	5,907	0	0
Cross-currency interest rate swap | Net interest expense and other financing results
Derivative Instruments, Gain (Loss) [Line Items]
(Loss) Gain Recognized in Accumulated OCI on Derivative	$ (4,639)	$ (3,828)	$ (2,977)